Revenue	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
REVENUE
REVENUE
The Company manufactures and sells paint, stains, supplies, equipment and floor covering through company-operated stores, branded and private label products through retailers, and a broad range of industrial coatings directly to global manufacturing customers through company-operated branches. A large portion of the Company’s revenue is recognized at a point in time and made to customers who are not engaged in a long-term supply agreement or any form of contract with the Company. These sales are paid for at the time of sale in cash, credit card, or may be on account with the vast majority of customers having terms between 30 and 60 days, not to exceed one year. Many customers who purchase on account take advantage of early payment discounts offered by paying within 30 days of being invoiced. The Company estimates variable consideration for these sales on the basis of both historical information and current trends to estimate the expected amount of discounts to which customers are likely to be entitled.
The remaining revenue is governed by long-term supply agreements and related purchase orders (“contracts”) that specify shipping terms and aspects of the transaction price including rebates, discounts and other sales incentives, such as advertising support. Contracts are at standalone pricing. The performance obligation in these contracts is determined by each of the individual purchase orders and the respective stated quantities, with revenue being recognized at a point in time when obligations under the terms of the agreement are satisfied. This generally occurs with the transfer of control of our products to the customer. Sales, value add, and other taxes we collect concurrent with revenue-producing activities are excluded from revenue. Refer to Note 19 for the Company's disaggregation of Net sales by reportable segment. As the reportable segments are aligned by similar economic factors, trends and customers, this disaggregation best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.
The Company has made payments or credits for rebates or incentives at the beginning of a long-term contract where future revenue is expected and before satisfaction of performance obligations. Under these circumstances, the Company recognizes a contract asset and amortizes these prepayments over the expected benefit life of the long-term contract typically on a straight-line basis. Management judgment is required when estimating sales-based variable consideration, determining whether it is constrained, measuring obligations for returns, refunds, and determining amortization periods for prepayments.
The majority of variable consideration in the Company’s contracts include a form of volume rebate, discounts, and other incentives, where the customer receives a retrospective percentage rebate based on the amount of their purchases. In these situations, the rebates are accrued as a fixed percentage of sales and recorded as a reduction of net sales until paid to the customer per the terms of the supply agreement. Forms of variable consideration such as tiered rebates, whereby a customer receives a retrospective price decrease dependent on the volume of their purchases, are calculated using a forecasted percentage to determine the most likely amount to accrue. Management creates a baseline calculation using historical sales and then utilizing forecast information, estimates the anticipated sales volume each quarter to calculate the expected reduction to sales. The remainder of the transaction price is fixed as agreed upon with the customer, limiting estimation of revenues including constraints.

The Company’s Accounts receivable and current and long-term contract assets and liabilities are summarized in the following table.

	Accounts Receivable, Less Allowance	Contract Assets (Current)	Contract Assets (Long-Term)	Contract Liabilities (Current)	Contract Liabilities (Long-Term)
Balance at January 1, 2018	$2,104,555	$33,031	$135,150	$208,909	$8,745
Balance at December 31, 2018	2,018,768	56,598	213,954	272,857	8,745

The difference between the opening and closing balances of the Company’s contract assets and contract liabilities primarily results from the timing difference between the Company’s performance and the customer’s payment.
Provisions for estimated returns are established and the expected costs continue to be recognized as contra-revenue per ASC 606 when the products are sold. The Company only offers an assurance type warranty on products sold, and there is no material service to the customer beyond fixing defects that existed at the time of sale and no warranties are sold separately.

Warranty liabilities are excluded from the table above and discussed in Note 1. Amounts recognized during the year from deferred liabilities to Revenue were not material. The Company records a right of return liability within each of its operations to accrue for expected customer returns. Historical actual returns are used to estimate future returns as a percentage of current sales. Obligations for returns and refunds were not material individually or in the aggregate.